Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables
Schedule of composition of trade and other payables

	2022 £m	2021 £m
Trade payables	1,835	1,369
Customer return and rebate accruals	738	661
Other payables and accruals	558	434
Wages and salaries	290	237
Accrued interest on financial liabilities	104	–
Social security	39	45
VAT payables	34	35
Deferred income	23	11
Other payables with Pfizer companies	–	7
Other payables with GSK companies	–	203
Total	3,621	3,002